Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share
Net Income	$ (3,896)	$ 3,059	$ 3,621	$ 3,734	$ 6,995	$ 3,905	$ 3,880	$ 3,773	$ 6,518	$ 18,553	$ 7,539
Net income attributable to noncontrolling interest									(294)	(304)	(275)
Net income attributable to AT&T									6,224	18,249	7,264
Share-based payment									13	12	12
Numerator for diluted earnings per share									$ 6,237	$ 18,261	$ 7,276
Weighted average number of common shares outstanding									5,205	5,368	5,801
Share-based payment (in shares)									16	17	20
Denominator for diluted earnings per share									5,221	5,385	5,821
Basic Earnings Per Share Attributable to AT&T	$ (0.77)	$ 0.58	$ 0.68	$ 0.70	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ 1.19	$ 3.39	$ 1.25
Diluted Earnings Per Share Attributable to AT&T	$ (0.77)	$ 0.58	$ 0.68	$ 0.70	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ 1.19	$ 3.39	$ 1.25